CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 379,039,116	$ 290,701,669
Restricted cash	58,334,770	33,640,407
Available-for-sale investment		3,331,540
Accounts receivable, net of allowances for doubtful accounts of $2,412,695 and $1,090,273 as of December 31, 2010 and 2011, respectively	129,635,595	81,540,094
Inventories	154,181,613	170,598,793
Advances to suppliers-current	16,163,910	26,315,038
Amounts due from related parties	6,207,044	389,091
Value added tax recoverable	41,858,020	44,102,175
Income tax recoverable	7,956,391	4,021,157
Prepaid expenses and other current assets	18,717,656	16,946,345
Deferred convertible notes issuance costs-current	784,456
Assets held-for-sale	6,452,946
Derivative assets	880,917	11,659,723
Deferred tax assets-current	12,709,364	14,762,758
Total current assets	832,921,798	698,008,790
Property, plant and equipment, net	980,164,615	801,471,848
Prepaid land use right	48,563,527	37,188,981
Deferred tax assets	25,156,789	8,525,910
Deferred convertible notes issuance costs-non-current	2,510,211
Advances for purchases of property, plant and equipment	25,866,532	26,930,088
Advances to suppliers-non-current	17,643,874	13,743,176
Other long-lived assets	10,501,710	2,753,214
Goodwill	5,646,522	5,323,406
Total assets	1,948,975,578	1,593,945,413
Current liabilities:
Short-term borrowings	570,893,649	400,797,904
Accounts payable	235,813,928	220,798,309
Advances from customers-current	58,237,920	57,396,476
Amounts due to related parties	4,913,077	24,691
Other current liabilities	114,968,837	79,633,135
Income tax payable	4,111,306	16,437,841
Deferred tax liabilities	220,229	1,778,355
Derivative liabilities	218,106	1,380,585
Total current liabilities	989,377,052	778,247,296
Convertible notes payable-non-current	111,616,000
Long-term borrowings	144,668,887	121,515,030
Advances from customers-non-current	48,051,056	76,080,371
Warranty	12,835,583	8,701,042
Deferred gains	29,141,058	20,604,133
Other long-term liabilities	12,144,486	2,333,045
Total liabilities	1,347,834,122	1,007,480,917
Commitments and contingencies (see Note 19)
Shareholders' equity
Common shares (no par value; 500,000,000 shares authorized at December 31, 2010 and 2011; 174,596,912 shares issued and 173,846,412 shares outstanding at December 31,2010; 174,636,912 shares issued and 172,613,664 shares outstanding at December 31,2011)	422,313,848	422,039,086
Additional paid-in capital	4,110,849	19,857,905
Treasury stock	(1,943,822)
Retained earnings	104,859,324	108,386,781
Accumulated other comprehensive income	71,645,808	36,180,724
Total equity attributable to ReneSola Ltd	600,986,007	586,464,496
Noncontrolling interest	155,449
Total shareholders' equity	601,141,456	586,464,496
Total liabilities and shareholders' equity	$ 1,948,975,578	$ 1,593,945,413